SUBSEQUENT EVENTS (Details) - USD ($)			3 Months Ended	9 Months Ended
	Oct. 30, 2024	Oct. 10, 2024	Sep. 30, 2024	Sep. 30, 2024	Oct. 15, 2024	Sep. 21, 2024	Aug. 14, 2024	Jul. 12, 2024	Jun. 12, 2024	May 10, 2024	Apr. 10, 2024	Mar. 12, 2024	Feb. 09, 2024	Jan. 16, 2024
SUBSEQUENT EVENTS
Proceeds from Related Party Debt				$ 2,164,291
Deposit in trust account			$ 4,633,444	$ 4,633,444
Second Trust Amendment
SUBSEQUENT EVENTS
Deposit in trust account											$ 130,370	$ 130,370	$ 130,370	$ 130,370
Sponsor
SUBSEQUENT EVENTS
Proceeds from Related Party Debt			$ 844,000
Deposit in trust account					$ 130,370	$ 130,370	$ 130,370	$ 130,370	$ 130,370	$ 130,370	130,370
Subsequent Event | Sponsor
SUBSEQUENT EVENTS
Proceeds from Related Party Debt	$ 80,000	$ 10,000
Deposit in trust account					$ 130,370						$ 130,370	$ 130,370	$ 130,370	$ 130,370